INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Details) - Schedule of Fair Value of Financial Instruments - USD ($)	Jul. 31, 2024	Jul. 31, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Restricted cash	$ 1,041,624	$ 1,001,814
Marketable securities		2,300,441
Carrying Value [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash and cash equivalents	1,243,977	1,215,921
Restricted cash	1,041,624	1,001,814
Marketable securities		2,300,441
Security deposit payable	1,077,964	1,005,925
Mortgages payable	3,890,765	5,198,836
Fair Value [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash and cash equivalents	1,243,977	1,215,921
Restricted cash	1,041,624	1,001,814
Marketable securities		2,300,441
Security deposit payable	1,077,964	1,005,925
Mortgages payable	$ 3,212,060	$ 4,558,652